Consolidated statement of changes in equity (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
AOCI, net of tax [member]
Gains (losses) on investments in equity-accounted associates and joint ventures reclassified to retained earnings	$ 0	$ 0	$ (8)	$ 0	$ 10